Accumulated depreciation and amortization (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated depreciation and amortization
Property, plant and equipment	$ 132,208	$ 116,287	$ 91,752
Amortization of intangible assets
Accumulated amortization		90,179	57,000
Transmission system rights
Amortization of intangible assets
Accumulated amortization	53,350	51,387	43,535
Other intangible assets and power purchase and fuel liabilities
Amortization of intangible assets
Accumulated amortization	$ 110,752	$ 88,808